Fair Value Measurements (Details) - Schedule of measured at fair value on a non-recurring basis - USD ($)	Jan. 13, 2021	Mar. 31, 2022	Dec. 31, 2021
Fair Value Measurements (Details) - Schedule of measured at fair value on a non-recurring basis [Line Items]
Representative Shares (in Shares)	2,024,463
Total (in Shares)	2,024,463
U.S. Mutual Fund held in Trust Account		$ 133,022,440	$ 133,010,583
Total Assets		133,022,440	133,010,583
Warrant Liability		154,768	247,514
Total Liability		154,768	247,514
Quoted Prices In Active Markets (Level 1) [Member]
Fair Value Measurements (Details) - Schedule of measured at fair value on a non-recurring basis [Line Items]
Representative Shares (in Shares)
Total (in Shares)
U.S. Mutual Fund held in Trust Account		133,022,440	133,010,583
Total Assets		133,022,440	133,010,583
Warrant Liability
Total Liability
Significant Other Observable Inputs (Level 2) [Member]
Fair Value Measurements (Details) - Schedule of measured at fair value on a non-recurring basis [Line Items]
Representative Shares (in Shares)
Total (in Shares)
U.S. Mutual Fund held in Trust Account
Total Assets
Warrant Liability
Total Liability
Significant Other Unobservable Inputs (Level 3) [Member]
Fair Value Measurements (Details) - Schedule of measured at fair value on a non-recurring basis [Line Items]
Representative Shares (in Shares)	2,024,463
Total (in Shares)	2,024,463
U.S. Mutual Fund held in Trust Account
Total Assets
Warrant Liability		154,768	247,514
Total Liability		$ 154,768	$ 247,514